Allowances for Credit Losses (Tables)	12 Months Ended
Dec. 31, 2023
Accounts Receivable, after Allowance for Credit Loss [Abstract]
Schedule of Provision for Credit Losses
The Company does business with most major international pharmaceutical companies. Provision for credit losses at December 31, 2023 and December 31, 2022 comprises:

	December 31, 2023	December 31, 2022
	(in thousands)
Opening provision	$20,562	$7,081
Amounts used during the year	(13,358)	(3,913)
Amounts provided during the year	24,550	17,800
Foreign exchange	(221)	(406)
Closing provision	$31,533	$20,562